Future Minimum Payments Due Under Capital Finance Lease (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD
Capital Leased Assets [Line Items]
2013	42
2013	59		156
2014	14		59
2015	40		14
2016			40
Capital Leases, Future Minimum Payments Due, Total	155		269
Less amounts representing interest	10		17
Capital Lease Obligations	145		252
Current liability	81	148	143	283
Non-current liability	64	113	109	197
Capital Lease Obligations	145		252
Net book value of the motor vehicles under capital finance leases amounts to:	168		435